Derivatives - Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Current Assets: Derivative instruments	$ 0	$ 0	$ 213	$ 0
Noncurrent Assets: Derivative instruments	0	0	218	0
Total Assets	0	0	431	0
Current Liabilities: Derivative instruments	10,379	2,910	0	4,817
Noncurrent Liabilities: Derivative instruments	0	0	0	388
Total Liabilities	$ 10,379	$ 2,910	$ 0	$ 5,205